- Narrative (Detail) $ in Thousands		1 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jul. 25, 2018 CAD ($)	Feb. 23, 2018 USD ($)	Feb. 15, 2018 USD ($)	Dec. 21, 2017 USD ($)
Debt Instrument [Line Items]
Short-term debt	$ 570,021,000	$ 570,021,000
Revolving Credit Facility | Senior Unsecured Notes | Empire Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 500,000,000
Revolving Credit Facility | Senior Unsecured Notes | Algonquin Power Senior Unsecured Revolving Facility Maturing July 2019
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 200,000,000	$ 600,000,000
Repayment of debt	$ 132,500,000
Subsequent Event | Senior Unsecured Notes | Senior Unsecured Debenture Due February 2027
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 135,000
Empire | Secured Utility Notes
Debt Instrument [Line Items]
Repayment of debt		$ 90,000,000